SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE – 16 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2024, up through the date the Company issued the audited consolidated financial statements.

In April 2024, the Company entered into several promissory notes in the aggregate amount of approximately HKD24 million (equal to US$3.1 million) with 3 independent parties. These notes are carried with annual interest at the rate of 6.5% and are expected to become receivable by September 30, 2024.

On May 10, 2024, the Company issued 1,539,281 Ordinary Shares under Roma Green Finance Limited 2024 Equity Incentive Plan in settlement of the consideration of service agreements signed during the financial year with marketing and business development consultants.